Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Components of Property, Plant and Equipment

The following table provides the components of Property, plant and equipment:
	Useful Lives	As of December 31,
(MILLIONS OF DOLLARS)	(Years)	2016	2015
Land	-	$530	$588
Buildings	33-50	9,810	9,604
Machinery and equipment	8-20	11,248	10,933
Furniture, fixtures and other	3-12 1/2	4,410	4,351
Construction in progress	-	2,127	1,791
		28,125	27,268
Less: Accumulated depreciation		14,807	13,502
Property, plant and equipment(a)		$13,318	$13,766

(a)
The decrease in total property, plant and equipment is primarily due to depreciation, the reclassification of $457 million to Assets held for sale (see Note 2B) and, to a lesser extent, impairments and the impact of foreign exchange, partially offset by capital additions.